Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based on the review, as further disclosed in the footnotes and except as disclosed below, management did not identify any subsequent event requiring disclosure in the consolidated financial statements.

In January 2025, February 2025 and March 2025, Yotta deposited $18,564.20 into the Trust Account per month (the “Monthly Deposit”) to extend the date by which the Company can complete an initial business combination until April 22, 2025. On March 21, 2025, the Company received $74,016 from an affiliate of DRIVEiT to be used for extension fees. On March 24, 2025, the Company’s Trust Account received an additional deposit of $55,692.60, along with the Monthly Deposit for April 2025, extending the date by which the Company can complete the initial business combination until July 22, 2025.